Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Current tax benefit	$(1,902)	$-
Deferred tax (benefit) expense	(7,964)	47,866
	$(9,866)	$47,866

Schedule of Reconciliation of Effective Income Tax Rates

The components of provision for income taxes and tax charges for the six months ended June 30, 2019, are calculated at a statutory tax rate of 25%.

	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
(Loss) income before tax	$(423,287)	$83,868
Tax (credit) expense calculated at statutory tax rate	(105,822)	20,967
Valuation allowance	95,956	26,899
	$(9,866)	$47,866

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	June 30, 2020	December 31, 2019
Beginning of the year	$-	$129,812
Credited/(Debited) to the statement of income (loss)	7,964	(129,322)
Exchange difference	(51)	(490)
End of the period/year	$7,913	$-